UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21368
                                                     ---------

                           BTOP50 Managed Futures Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                800 Third Avenue
                               New York, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Asset Alliance Advisors, Inc.
                                800 Third Avenue
                               New York, NY 10022
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-226-6477
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: October 31, 2007
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


        BTOP50 MANAGED FUTURES FUND




        FINANCIAL STATEMENTS
        As of and for the year ended October 31, 2007
          And report of Independent Registered Public Accounting Firm

BTOP50 MANAGED FUTURES FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                                          Page


REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM:                     1


FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED OCTOBER 31, 2007:


   Statement of Assets and Liabilities                                       2

   Statement of Operations                                                   3

   Statements of Changes in Net Assets                                       4

   Notes to Financial Statements                                            5-9

   Additional Information (Unaudited)                                       10

   Trustees and Officers Biographical Data
   (Unaudited)                                                             11-12

[GRAPHIC OMITTED]
DELOITTE


                                                     DELOITTE & TOUCHE LLP
                                                     1700 Market Street
                                                     Philadelphia, PA 19103-3984
                                                     USA

                                                     Tel: +1 215 246 2300
                                                     Fax: +1 215 569 2441
                                                     www.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of BTOP50 Managed Futures Fund:

We have audited the accompanying statement of assets and liabilities of BTOP50 Managed Futures Fund (the "Fund") as of October 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2007, the results of its operations for the year then ended and the changes in its net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

December 12, 2007



                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

BTOP50 MANAGED FUTURES FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2007
--------------------------------------------------------------------------------

ASSETS:

Cash and cash equivalents                                           $ 109,735
Offering costs                                                        324,000
Interest receivable                                                       378
                                                                    ---------

        Total assets                                                  434,113
                                                                    ---------

LIABILITIES:

Due to Fund Manager                                                   324,000
                                                                    ---------

        Total liabilities                                             324,000
                                                                    ---------

NET ASSETS                                                          $ 110,113
                                                                    =========


COMPONENTS OF NET ASSETS
Paid-in capital (105.852 shares issued and outstanding;
  unlimited number of shares authorized for issuance)                $105,862
Undistributed net investment income                                     4,251
                                                                    ---------
Net Assets                                                           $110,113
                                                                    =========


NET ASSET VALUE PER SHARE                                           $1,040.25
                                                                    =========

 * See Notes to Financial Statements

BTOP50 MANAGED FUTURES FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $  4,812
                                                                   --------


Expenses:
  Professional fees                                                  25,000
  Board of trustees fees                                             10,000
  Filing fees                                                         5,500
                                                                   --------
  Total expenses                                                     40,500
        Less expenses paid on behalf of the Fund (Note 4)           (40,500)
                                                                   ========
  Net expenses                                                           --
                                                                   ========
     Net investment income                                            4,812
                                                                   --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  4,812
                                                                   ========

 * See Notes to Financial Statements

BTOP50 MANAGED FUTURES FUND

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                      For the                For the
                                                                                     year ended             year ended
                                                                                  October 31, 2007       October 31, 2006
                                                                                  ----------------       ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
    Net investment income                                                              $ 4,812               $ 4,2012
                                                                                      --------               --------
           Net increase in net assets resulting from operations                          4,812                  4,201

DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS:
    Distributions from net investment income                                            (4,215)                (1,647)
                                                                                      --------               --------
           Net decrease in net assets resulting from distributions                      (4,215)                (1,647)

INCREASE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS:
  Reinvestments (shares purchased 4.205 and 1.647, respectively)                         4,215                  1,647
                                                                                      --------               --------

           Net increase in net assets resulting from capital transactions                4,215                  1,647
                                                                                      --------               --------

NET INCREASE IN NET ASSETS                                                               4,812                  4,201

NET ASSETS, BEGINNING OF YEAR                                                          105,301                101,100
                                                                                      --------               --------

NET ASSETS, END OF YEAR (Undistributed net investment income
    of $4,251 and $3,654 respectively)                                                $110,113               $105,301
                                                                                      ========               ========


* See Notes to Financial Statements

BTOP50 MANAGED FUTURES FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION AND BUSINESS

      NATURE OF OPERATIONS--BTOP50 Managed Futures Fund (the "Fund") is a non-diversified, closed-end management investment company formed as a statutory trust under the laws of the state of Delaware. The Fund issued 100 Class A shares on June 8, 2005, to Asset Alliance Corporation, the parent company to Asset Alliance Advisors, Inc. (the "Fund Manager"). The Fund Manager has been retained by the Fund to manage the assets of the Fund.

      The Fund serves as a feeder fund in a "master/feeder fund" structure whereby it will be a shareholder of, and will invest substantially all of its investable assets in BTOP50 CTA Public Master Fund, Ltd,. a Cayman Islands exempted, limited liability company (the "Master Fund"). As of October 31, 2007, the Master Fund has not commenced operations.

      The Fund, through its investment in the Master Fund, seeks to capture the aggregate performance of the global managed futures industry. The Fund seeks to achieve its objective by investing at least 80% of its assets in managed futures and commodity trading advisor programs included in the BTOP50 CTA Index (the "Index"). The Fund expects to invest in accordance with the program weightings of the three major trading styles utilized by commodity trading advisor programs on an equally weighted basis among the included trading advisor programs within each style. The Fund expects to invest in the twenty to thirty trading advisor programs representing the largest managed futures and commodity trading programs, in descending order of size, which account for in the aggregate approximately fifty percent of all investable assets in the managed futures and commodity trading advisor programs tracked by the Barclay CTA proprietary database (the "Barclay database"). The Barclay database is the universe of approximately 700 commodity trading advisor programs from which the Index is derived.

      The Fund will rebalance its investments annually as close to January 1 as is practicable based on the asset levels of trading advisor programs in the Barclay CTA proprietary database as of September 30 of the preceding year. The Fund's investment criteria utilize the criteria for the BTOP50 CTA Index together with additional criteria designed to assist in portfolio selection and operation of the Fund, and the Fund's investments will reflect the components of the BTOP50 CTA Index. The Fund Manager will periodically review, and may make modifications to, the Fund's trading advisor inclusion and removal criteria. Under normal circumstances, the Fund will invest at least 80% of its assets in the components of the Index.

      The Fund may also invest in U.S. government securities or liquid, short-term investments including high quality, short-term money market securities, for cash management purposes.

      Offering costs of $324,000 will be paid by the Fund Manager and will be amortized over a twelve-month period, on a straight-line basis upon the commencement of operations, provided that the Fund's shares are continuously offered during that period. The Fund will reimburse the Fund Manager for the offering costs paid on its behalf.

      The board of trustees is responsible for the overall management of the Fund, including supervision of the duties performed by the Fund Manager. The board of trustees is responsible for reviewing the allocation and reallocation of the Fund's investment portfolio among investment vehicles for conformity to the inclusion criteria and may make recommendations to the Fund with respect to whether a trading advisor is a qualified trading advisor for purposes of the inclusion criteria. The board of trustees also regularly reviews the Fund's portfolio of investment vehicles and their respective trading advisors and may conduct a formal review of any trading advisor and/or investment vehicle in conjunction with the Fund Manager. The board of trustees will review the criteria for investment by the Fund with regard to each trading advisor program. The board of trustees may also review the effectiveness of the Fund Manager's inclusion criteria.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

      CASH AND CASH EQUIVALENTS--Cash equivalents consist of monies on deposit at PFPC Trust Company. The Fund treats all financial instruments that mature within three months as cash equivalents.

      INCOME RECOGNITION AND EXPENSES--Dividend income is recorded on the ex-dividend date. Income, expenses and realized and unrealized gains and losses are recorded monthly on the accrual method of accounting, as earned or incurred.

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the board of trustees and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the board of trustees. Ongoing offering costs are capitalized and amortized to expense over twelve months on a straight-line basis beginning upon commencement of operations. At October 31, 2007, offering costs of $324,000 have been capitalized since the operations of the Master Fund have not commenced at October 31, 2007. No offering costs have been amortized in the year ended October 31, 2007.

      FEDERAL TAXES--The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

      INDEMNIFICATIONS--The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

      USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires the Fund Manager to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Such policies are consistently followed by the Fund in preparation of its financial statements. The Fund Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    SHARES OF BENEFICIAL INTEREST

      The Fund has authorized an unlimited number of $.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                    FOR THE                    FOR THE
                                   YEAR ENDED                 YEAR ENDED
                                OCTOBER 31, 2007           OCTOBER 31, 2006

                                SHARES    DOLLARS          SHARES    DOLLARS
                                ------    -------          ------    -------
Subscriptions                       --       $ --              --       $ --
Redemptions                         --         --              --         --

Reinvestments                    4,205      4,215           1,647      1,647
                                -----------------          -----------------
Net increase                     4,205     $4,215           1,647     $1,647
                                =================          =================


4.    MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

      The Fund has entered into an advisory agreement with the Fund Manager pursuant to which the Fund Manager will be responsible for providing the Fund with investment advisory services and facilities provided by the Fund Manager. For its services, the Fund Manager will receive a fee payable monthly in arrears no later then seven calendar days after each month end at an annual rate equal to 1.00% of the month end value of the Fund's total assets. This fee will begin to accrue when the Fund Manger makes its first investment decision. The Fund Manager has agreed to pay all expenses on behalf of the Fund until the commencement of operations. For the year ended October 31, 2007, the Fund Manager has agreed to pay $40,500 on behalf of the Fund. These expenses are disclosed on the Statement of Operations.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the investment vehicles in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these investment vehicles is limited to the value of these investments reported by the Fund. As of October 31, 2007, the Fund did not invest in any investment vehicles.

6.    RECENT ACCOUNTING PRONOUNCEMENTS

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in the Fund's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund Manager evaluated the application of FIN 48 to the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements.

      In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund Manager does not believe the adoption of SFAS No. 157 will impact the financial statement amounts.

7.    FINANCIAL HIGHLIGHTS

      In  accordance  with GAAP,  the Fund is  required  to  disclose  financial
      highlights,   which  consist  of  per  share  operating  performance,  net investment income (loss) and expense ratios, and total return.


                                                                                              FOR THE PERIOD
                                                   FOR THE               FOR THE           FROM JUNE 9, 2005(4)
                                                 YEAR ENDED            YEAR ENDED               THROUGH
PER SHARE OPERATING PERFORMANCE               OCTOBER 31, 2007      OCTOBER 31, 2006        OCTOBER 31, 2005
-------------------------------               ----------------      ----------------       --------------------
Net asset value, beginning of period             $1,035.95              $1,011.00               $1,000.00
Income from investment operations
Net investment income(1)                             45.77                  41.42                   11.00
                                                 ---------              ---------               ---------
Total from investment operations                     45.77                  41.42                   11.00
                                                 ---------              ---------               ---------
Distributions from net investment income            (41.47)                (16.47)                   0.00
                                                 ---------              ---------               ---------
Total distributions to shareholders                 (41.47)                (16.47)                   0.00
                                                 ---------              ---------               ---------
NET ASSET VALUE, END OF PERIOD                   $1,040.25              $1,035.95               $1,011.00
                                                 =========              =========               =========

TOTAL RETURN                                          4.55%                  4.16%                   1.10%(2)

ANNUALIZED RATIOS / SUPPLEMENTAL DATA

Net assets, end of period                        $ 110,113              $ 105,301               $ 101,100

Net investment income                                 4.47%                  4.08%                   2.74%(3)
Expenses before expense reimbursement                37.59%                 36.44%                  74.50%(3)
Expenses after expense reimbursement                  0.00%                  0.00%                   0.00%(3)

(1) Based on average shares outstanding.
(2) Total returns are not annualized for periods of less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(3) Annualized
(4) Commencement of operations

                       ADDITIONAL INFORMATION (UNAUDITED)

      BOARD CONSIDERATIONS REGARDING INVESTMENT MANAGEMENT CONTRACT


               The board of trustees unanimously approved the continuation of the Investment Management Agreement between Asset Alliance Advisors, Inc. and BTOP50 Managed Futures Fund at a meeting held on December 21, 2006. In determining whether to approve the Agreement, the Board considered the nature, quality and extent of services to be provided by Asset Alliance. The Board considered the experience and skills of the personnel primarily responsible for providing services to the Fund and noted the compliance program and business continuity plan that was in place at Asset Alliance. The Trustees considered the investment experience of Asset Alliance and noted that since the Fund is new, the Fund's performance will be evaluated on a periodic basis as compared to the Fund's respective peer group. However, the Trustees considered the historical performance of other accounts managed by Asset Alliance using investment strategies substantially similar to those of the Fund. In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. The Board's analysis of the Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to its peer group. The Board noted that the Fund's advisory fee and expense ratio were generally in line with those of its peer group. The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds' assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. In addition, the Trustees also discussed other benefits received by Asset Alliance from its management of the Fund, including the ability to enhance sales of its private funds. The Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Agreement were fair and reasonable with respect to the services that Asset Alliance would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.


      PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS

      THE FUND INVESTS PRIMARILY IN FOREIGN INVESTMENT COMPANIES AND SIMILAR INVESTMENT VEHICLES THAT ARE NOT VOTING SECURITIES. TO THE EXTENT THE FUND INVESTS IN VOTING SECURITIES, IF ANY, IT HAS ADOPTED A SET OF PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES. A DESCRIPTION OF THE FUND'S PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE (I) WITHOUT CHARGE, UPON REQUEST, BY CALLING THE FUND TOLL-FREE AT 1.800.226.6477,
      (II) ON THE FUND MANAGER'S FORM ADV PART II.

      IN ADDITION, THE FUND IS REQUIRED TO FILE NEW FORM N-PX WITH ITS COMPLETE PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30TH, NO LATER THAN AUGUST 31ST OF EACH YEAR. THE FUND'S FORM N-PX IS AVAILABLE (I) WITHOUT CHARGE, UPON REQUEST, BY CALLING THE FUND TOLL FREE AT 1.800.226.6477 AND
      (II) ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

      THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST QUARTER AND THE THIRD QUARTER OF EACH FISCAL YEAR ON FORM N-Q. THE FUND'S FORM N-Q FILINGS ARE AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV. THOSE FORMS MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

      TRUSTEES AND OFFICERS BIOGRAPHICAL  (UNAUDITED)

      The officers of the Fund manage its day-to-day operations. The officers are directly responsible to the Fund's board of trustees which sets board policies for the Fund and chooses its officers. The following is a list of the trustees and officers of the Trust and their present positions and principal occupations during the last five years. The business address of the trustees and officers is 800 Third Avenue, New York, NY 10022.


INDEPENDENT TRUSTEES:

------------------------------------------------------------------------------------------------------------------------------------
                   TERM OF OFFICE(1)             PRINCIPAL OCCUPATION(S)
NAME, AGE AND         & LENGTH OF                    DURING THE PAST                                  OTHER DIRECTORSHIPS
POSITION HELD         TIME SERVED                        5 YEARS                                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Gary L. Knapp      Since Inception      Investment Executive with Uhlmann Price           None
                                        Securities since March 2003.  Quantitative
Age: 60                                 Consultant for The New York Board of Trade
                                        since December 2002. Director of Manager
Trustee                                 Selection, U.S. Swiss American Corporation
                                        from April 2002 to December 2002.
                                        Trader/Investment Analyst for General
                                        Motors Asset Management from September 1995
                                        to May 2001.
------------------------------------------------------------------------------------------------------------------------------------
William Miller     Since Inception      Senior Investment Officer with Fund               Chicago Mercantile Exchange, American Axle
Age: 51                                 Management for the Ohio Public Employees          & Manufacturing Holdings Inc, and the
Trustee                                 Retirement System since Aug 2005. Senior          Dubai International Financial Exchange
                                        Risk Manager for the Abu Dhabi Investment
                                        Authority from 2003-2005.  Risk Management
                                        Advisor to the Rockefeller Foundation and
                                        for the Africa Global from 2002-2003.
                                        Senior Vice President & Independent Risk
                                        Oversight Officer for Commonfund from
                                        1996-2002. Serves on the advisory boards of
                                        Kent State University's Master of Science
                                        in Financial Engineering and the
                                        International Association of Financial
                                        Engineers. Member of the Financial
                                        Accounting Standards Board's User Advisory
                                        Council. Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED TRUSTEE:

------------------------------------------------------------------------------------------------------------------------------------
                   TERM OF OFFICE(1)             PRINCIPAL OCCUPATION(S)
NAME, AGE AND         & LENGTH OF                    DURING THE PAST                                  OTHER DIRECTORSHIPS
POSITION HELD         TIME SERVED                        5 YEARS                                        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Bruce H. Lipnick   Since Inception      Founder, President, Chief Executive               None
Age: 61                                 Officer and Chairman of the Board of Asset
Trustee                                 Alliance. Serves as President and Chief
                                        Executive Officer for Asset Alliance's
                                        wholly-owned subsidiaries. Prior to
                                        founding Asset Alliance, served as
                                        Principal, General Partner and Senior
                                        Executive Officer and Portfolio Manager
                                        for other Wharton affiliated entities
                                        including Manager Advisory Group, Inc., a
                                        registered NASD broker-dealer, Milestone
                                        Global Advisors, L.P. and BHL Trading Inc.
------------------------------------------------------------------------------------------------------------------------------------

   (i) Each Trustee serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement


OFFICERS:

---------------------------------------------------------------------------------------------------------------
                       POSITION(S)
                       HELD WITH                               PRINCIPAL OCCUPATION(S)
NAME AND AGE              FUND                                 DURING THE LAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Stephen G. Bondi   President            Senior Vice President and Chief Financial Officer of Asset Alliance
                                        Corporation ("AAC") and an officer of various subsidiaries of AAC
                                        (2000-present). Director and Chief Financial Officer for Alpha Hedged
Age: 49                                 Strategical Fund (a registered open-end fund) and a Director of
                                        Alternative Investment Partners LLC.
---------------------------------------------------------------------------------------------------------------
Xiao-Hong Jing     Vice President and   Senior Vice President and General Counsel of AAC and an officer of
                   Secretary            various subsidiaries of AAC (2001-present).
Age: 40
---------------------------------------------------------------------------------------------------------------
Jarod Riley        Vice President,      Director of Operations of AAC (2005-present). Director of Accounting
                   Chief Financial      (2002-2005). Senior Associate PricewaterhouseCoopers LLP, in the
                   Officer, and         Assurance and Business Advisory Services and Tax Services business
Age: 33            Treasurer            units (1997-2002)
---------------------------------------------------------------------------------------------------------------
Samantha Rick      Chief Compliance     Chief Compliance Officer of AAC (2005-present). Chief Compliance
                   Officer              Officer of the Fund (2006-present). Compliance Department of Nomura
                                        Securities Inc. (2004-2005). Compliance Department at Neuberger
Age: 36                                 Berman LLC (1997-2004)
---------------------------------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

    (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that William Miller is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years was $17,500 for 2007 and $17,500 for 2006.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item was $0.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning was $6,500 for 2007 and $6,500 for 2006. Services provided were preparing and filing Form 1120 RIC and related documents.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0.

 (e)(1) PRE-APPROVAL OF SERVICES OTHER THAN THE AUDIT. With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

         1. The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided;

         2. Such services were not recognized by the issuer or registered investment company at the time of the engagement to be non-audit services; and

         3. Such services are promptly brought to the attention of the audit committee of the issuer or registered investment company and approved prior to the completion of the audit by the audit committee or by one or more members of the audit committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the audit committee.

         4. The registered investment company is currently authorized to spend no more than $10,000 per item without the prior approval of the audit committee. The Chief Financial Officer of the registered investment company will notify the audit committee promptly of the expenditure.

         5. If such service is greater than $10,000, the Chief Financial officer will promptly obtain the pre-approval of the audit committee.

 (e)(2)  The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $6,007,575 for 2007 and $952,400.

         (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.


                           BTOP50 Managed Futures Fund

                             Schedule of Investments
                                   (Unaudited)
                                October 31, 2007


                                                                                                                   % Of NET
STRATEGY                  INVESTMENT FUND                        COST             FAIR VALUE       LIQUIDITY*       ASSETS
--------                  ---------------                        ----             ----------       ----------       ------
Short-Term Investments    PNC Money Market Account              109,734             109,734          Daily           99.7%
                                                               ----------------------------                         ------
                               Total                           $109,734             109,734                          99.7%
                                                               ========
                          Other Assets, less Liabilities                                379                           0.3%
                                                                                   --------                         ------
                          Net Assets                                               $110,113                         100.0%
                                                                                   ========                         ======

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                      PROXY VOTING POLICIES AND PROCEDURES
                                 September 2006

BTOP50 Managed Futures Fund and BTOP50 Managed Futures Advisors Fund (collectively the "Fund") has a Proxy Voting Committee (the "Proxy Voting Committee") responsible for establishing voting procedures and guidelines and for the oversight of its proxy voting process. The members of the Proxy Voting Committee are currently Stephen G. Bondi and Elliot Noma. Once voting procedures and guidelines are established, it is the responsibility of the Proxy Voting Committee to assure that each proxy for the Fund is voted in a timely manner in accordance with those policies. The Proxy Voting Committee shall (i) monitor the actions of Asset Alliance in voting securities owned by the Fund managed by Asset Alliance, (ii) evaluate the procedures and guidelines of Asset Alliance in voting securities; (iii) meet regularly to review the procedures and guidelines in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Asset Alliance is a privately held firm, a registered Investment Adviser, Commodity Pool Operator and Commodity Trading Adviser. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of a potential conflict of interest involving Asset Alliance's proxy voting process would be quite rare. Nevertheless, if such a potential conflict of interest were to arise, involving one or more of the Asset Alliance Funds, where practicable we would disclose this conflict to the Proxy Voting Committee, and seek instructions from the Proxy Voting Committee on how to proceed. Each matter submitted to the Proxy Voting Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Proxy Voting Committee, the Chairman of the Committee will cast the deciding vote.

                             PROXY VOTING PROCEDURES

When Asset Alliance receives any proxy material and/or any amendment to the offering and/or fund documents of an Underlying Fund of the Fund which requires Asset Alliance to vote on behalf of such Fund in respect of such proxy material or amendment, such proxy material or amendment shall be reviewed by Stephen G. Bondi and Elliot Noma.

After such review, the relevant people shall determine whether to vote for or against such proxy material or amendment or abstain from voting and shall prepare a memo (in each case) for file supporting such determination.

The Manager of Operations shall implement the foregoing decision by having the relevant amendment executed (if applicable) and keeping a record of such proxy material or amendment and the relevant memo supporting Asset Alliance's decision in respect of such proxy material or amendment.

                       SUMMARY OF PROXY VOTING GUIDELINES

Asset Alliance will vote on behalf of the Fund in a manner that is consistent with what Asset Alliance believes is in the best interest of the investors in such Fund.

Since a broad vote of confidence on most proxy matters with respect to, or amendments to the offering documents or fund documents of, the relevant underlying fund included in the Fund is due the portfolio manager of such Underlying Fund whose securities we are advising the relevant Asset Alliance Fund to hold, Asset Alliance generally votes in accordance with a portfolio manager's recommendations on such matters so long as the guideline set forth in the first paragraph is not compromised.

Changes to Fund Fee Structure
-----------------------------

Asset Alliance will vote on changes to any fee structure of an Underlying Fund on a case-by-case basis based on factors such as current fee structure of such Underlying Fund, current fee structure of other similar investment funds, long-term performance of such Underlying Fund relative to a market index or other relevant benchmark, and the Portfolio Manager's investment in the Underlying Fund.

Changes of Principals of a Portfolio Manager
--------------------------------------------

In general, Asset Alliance supports the existing Portfolio Manager's recommendation for any change of principals responsible for the investments of an Underlying Fund if, after Asset Alliance has conducted its own due diligence of such new principals in accordance with the same due diligence criteria Asset Alliance uses for its due diligence of the original principals responsible for the investments of such Underlying Fund, Asset Alliance has concluded that Asset Alliance would have allocated to such Underlying Fund if such new principals were responsible for the investments of such Underlying Fund at the time of the initial allocation.

Other Changes to the Offering or Fund Documents
-----------------------------------------------

Asset Alliance will usually vote with a portfolio manager regarding any other proxy matters (including the selection of directors or auditor of an Underlying Fund and the financial statements of such Underlying Fund) or other changes to the offering and/or fund documents of an Underlying Fund so long as the guideline set forth in the first paragraph is not compromised.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

The Fund's portfolio managers are Bruce H. Lipnick and Elliot Noma, Ph.D. Mr. Lipnick has been the President, Chief Executive Officer and Chairman of the Board of Directors of Asset Alliance Corporation and the Adviser since inception in 1996. Mr. Nomo has been a Senior Vice President and Chief Risk Officer of Asset Alliance Corporation and the Adviser since 2003 and from 2000 to 2003 was Senior Risk Analyst, Fixed Income, for Merrill Lynch Investment Managers.

(a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

       OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

       The information below provides summary information regarding other accounts for which the portfolio managers were primarily responsible for the day-to-day management as of October 31, 2007.


     Bruce H. Lipnick
     ------------------------------------------------------------------------------------------------------------------
                                                                                               Total Assets in Accounts
                                        Total                            No. of Accounts         where Advisory Fee is
                                   No. of Accounts    Total Assets    where Advisory Fee is      Based on Performance
       Type of Accounts                Managed        (in millions)   Based on Performance          (in millions)
     ------------------------------------------------------------------------------------------------------------------
       Registered Investment              1                 $0                   0                        $0
       Companies:
     ------------------------------------------------------------------------------------------------------------------
       Other Pooled Investment            7               $475.3                 7                      $475.3
       Vehicles:
     ------------------------------------------------------------------------------------------------------------------
       Other Accounts:                    0                 $0                   0                        $0
     ------------------------------------------------------------------------------------------------------------------


     Elliot Noma
     ------------------------------------------------------------------------------------------------------------------
                                                                                               Total Assets in Accounts
                                        Total                            No. of Accounts         where Advisory Fee is
                                   No. of Accounts    Total Assets    where Advisory Fee is      Based on Performance
       Type of Accounts                Managed        (in millions)   Based on Performance          (in millions)
     ------------------------------------------------------------------------------------------------------------------
       Registered Investment             1                  $0                    0                        $0
       Companies:
     ------------------------------------------------------------------------------------------------------------------
       Other Pooled Investment           7                $475.3                  7                      $475.3
       Vehicles:
     ------------------------------------------------------------------------------------------------------------------
       Other Accounts:                   0                  $0                    0                        $0
     ------------------------------------------------------------------------------------------------------------------

       POTENTIAL CONFLICTS OF INTERESTS

       Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

       ALLOCATION OF LIMITED TIME AND ATTENTION: Because each portfolio manager manages multiple accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the were to devote substantially more attention to the management of only a few accounts.

       VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to a portfolio manager differs among the accounts that he manages. If the structure of the Fund Manager's management fee or a portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which the Advisor or its affiliates have investment interests. In the case of Mr. Lipnick and Mr. Noma, the Fund Manager's compensation (and expenses) for the Fund are substantially the same as for other accounts managed in the same manner.

       The Fund Manager and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Fund Manager and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

(a)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

       The compensation of portfolio managers in the Fund Manager's organization is structured to enable it to attract and retain highly qualified professionals in a competitive environment. Mr. Lipnick receives a compensation package that includes a fixed base salary, a formula bonus based on the aggregate performance of Asset Alliance Corporation, the parent company of the Fund Manager, and a discretionary bonus (including cash and participation in the Company's stock option plan, deferred compensation plan and/or long-term incentive plan). Mr. Lipnick's incentive compensation (formula-based or discretionary) is reviewed and approved by Asset Alliance Corporation's compensation committee. Mr. Noma receives a compensation package that includes a fixed base salary, and a discretionary bonus (including cash and participation in the Company's stock option plan, deferred compensation plan and/or long-term incentive plan).

(a)(4) DISCLOSURE OF SECURITIES OWNERSHIP

       Set forth in the table below is the dollar range of equity securities in the Fund beneficially owned by the Fund's portfolio managers:


               Name of Portfolio
                   Manager or                       Dollar ($) Range of Fund
                   Team Member                      Shares Beneficially Owned
               -----------------                    -------------------------
               Bruce H. Lipnick                                $0
               Elliot Noma                                     $0

(b) Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               BTOP50 Managed Futures Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen G. Bondi
                         -------------------------------------------------------
                           Stephen G. Bondi, President
                           (principal executive officer)

Date           11/26/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen G. Bondi
                         -------------------------------------------------------
                           Stephen G. Bondi, President
                           (principal executive officer)

Date            11/26/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jarod Riley
                         -------------------------------------------------------
                           Jarod Riley, Vice President, Treasurer and CFO (principal financial officer)

Date           11/26/07
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.